Consolidated Statements of Comprehensive Income(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net revenues	$ 42,622,650	$ 83,057,896	$ 107,404,766
Cost of revenues	21,933,678	20,380,258	19,738,737
Gross profit	20,688,972	62,677,638	87,666,029
Operating expenses:
General and administrative (including share-based compensation of $6,395,451, $5,240,518 and $2,739,892 for 2015, 2016 and 2017, respectively)	15,250,086	19,836,498	17,993,787
Product development (including share-based compensation of $(217,695), $205,448 and $216,374 for 2015, 2016 and 2017, respectively)	16,208,000	14,485,444	10,738,730
Sales and marketing (including share-based compensation of $(121,723), $129,911 and $111,947 for 2015, 2016 and 2017, respectively)	29,467,593	50,083,441	46,474,107
Loss from impairment of intangible assets	291,817	1,111,149	250,360
Loss from impairment of goodwill		6,659,691
Total operating expenses	61,217,496	92,176,223	75,456,984
Government subsidies	230,174	1,194,775	251,828
Income (loss) from operations	(40,298,350)	(28,303,810)	12,460,873
Interest income	487,007	1,050,781	2,648,026
Interest expense	(3,204)	(2,275)	(514)
Exchange loss, net	(131,461)	(55,117)	(766,162)
Gain (loss) on the interest sold and retained noncontrolling investment	(1,996,361)	20,567,699	9,999,801
Gain from sales of cost method investment			4,648,302
Gain from sale of equity method investment	111,224
Loss from equity method investment	(13,404)	(138,124)	(66,970)
Short-term investment income	63,303	378,603	216,025
Other expense, net	(282,775)	(303,332)	(937,431)
Income (loss) before income tax expense	(42,064,021)	(6,805,575)	28,201,950
Income tax expense	(324,416)	(4,160,603)	(1,384,262)
Net income (loss)	(42,388,437)	(10,966,178)	26,817,688
Less: net income (loss) attributable to the noncontrolling interest	(5,651,884)	(9,287,365)	4,335,272
Net income (loss) attributable to China Finance Online Co. Limited	$ (36,736,553)	$ (1,678,813)	$ 22,482,416
Net income (loss) per share attributable to China Finance Online Co. Limited
Basic	$ (0.32)	$ (0.01)	$ 0.20
Diluted	$ (0.32)	$ (0.01)	$ 0.18
Weighted average shares used in calculating net income (loss) per share
Basic	113,601,949	113,213,912	110,997,871
Diluted	113,601,949	113,213,912	125,129,763
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	$ 2,400,548	$ (4,343,652)	$ (3,467,043)
Other comprehensive income (loss), net of tax	2,400,548	(4,343,652)	(3,467,043)
Comprehensive income (loss)	(39,987,889)	(15,309,830)	23,350,645
Less: net income (loss) attributable to the noncontrolling interest	(5,651,884)	(9,287,365)	4,335,272
Comprehensive income (loss) attributable to China Finance Online Co. Limited	$ (34,336,005)	$ (6,022,465)	$ 19,015,373